INCOME TAXES (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Allowance for loan losses	$ 472,681	$ 664,127
Stock awards		46,940
Board of Directors retirement plan	453,287	126,788
Tax credits	46,869	27,965
Other	623,368	131,043
Deferred compensation		151,282
Purchase accounting	52,967	243,308
Organizational costs	204,024	680,030
Net operating loss carryforwards	2,783,762	3,456,274
Total deferred tax assets	4,636,958	5,527,757
Deferred tax liabilities:
FHLB stock dividends	(22,445)	(59,888)
Depreciation and amortization	(439,734)	(405,423)
Loan origination costs	(83,889)	(49,708)
Other	(9,172)	(156,192)
Total deferred tax liabilities	(555,240)	(671,211)
Net deferred tax asset before valuation allowance	4,081,718	4,856,546
Valuation allowance:
Beginning balance	(4,856,546)	(1,748,285)
Decrease/(Increase) due to merger/prior adjustments	636,125	(2,642,522)
Decrease/(Increase) during the period	138,703	(465,739)
Ending balance	$ (4,081,718)	$ (4,856,546)
Net deferred tax asset